Subsequent Events (Details) (USD $)	0 Months Ended	9 Months Ended				0 Months Ended						0 Months Ended
	Apr. 25, 2013	Dec. 31, 2013 Series A Warrants	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05	Aug. 01, 2012 Buffalo	Dec. 31, 2013 Buffalo Quincy Prelude LLC [Member] Warrants expiring in 2018	Mar. 10, 2014 Affiliates of Apollo Global Management, LLC Apollo Notes	Apr. 25, 2013 Subsequent Events	Feb. 12, 2014 Subsequent Events Series A Warrants	Feb. 12, 2014 Subsequent Events Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05	Feb. 11, 2014 Subsequent Events Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05	Jan. 10, 2014 Subsequent Events Note item	Feb. 12, 2014 Subsequent Events Buffalo Quincy Prelude LLC [Member] Warrants expiring in 2018	Jan. 10, 2014 Subsequent Events Affiliates of Apollo Global Management, LLC Apollo Notes	Apr. 25, 2013 Minimum	Dec. 31, 2013 Minimum Warrant	Dec. 31, 2013 Minimum Investor Warrants	Mar. 31, 2013 Minimum Investor Warrants
Subsequent Events
Market value required for continued inclusion on the Nasdaq Capital Market based on Listing Rule	$ 35,000,000						$ 35,000,000
Number of consecutive business days for which the market value of listed securities has fallen below the $35 million minimum requirement for continued listing							30 days							30 days
Number of calendar days to regain compliance rules related to minimum market value	180 days						180 days
Number of consecutive business days to regain compliance rules during specified calendar days related to minimum market value														10 days
Number of debt instruments restructured											2
Aggregate principal amount of restructured debt													7,300,000
Aggregate value of common stock to be issued for repayment of debt, as a percentage of amount owed						17.00%							17.00%
Exercise price (in dollars per share)		$ 4.05	$ 4.05	$ 130.00	$ 4.05			$ 1.50	$ 1.50	$ 4.05		$ 3.50			$ 2.25	$ 4.05	$ 150.00
Number of warrants whose exercise price is reduced												747,298
Gross proceeds from warrants exercised								1,120,947
Net proceeds from warrants exercised								$ 995,947
Expiration term		5 years						5 years
Maximum exercise price per share protected from anti-dilution			$ 3.50					$ 1.50
Number of additional warrants issued to investor on reduction of strike price								5,467,779				1,787,171